UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from December 1, 2011 to December 31, 2011

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

	Delaware	51-0020270
	(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Identification Number)

c/o Discover Bank
12 Read's Way
	New Castle, Delaware	19720
	(Address of principal executive offices of the issuing entity )	(Zip Code)

(302)	323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2005-4, Subseries 2:

On January 17, 2012 the Registrant made available the Monthly Certificateholders' Statement for December 2011 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(a) hereto.

(B) Series 2006-2, Subseries 3:

On January 17, 2012 the Registrant made available the Monthly Certificateholders' Statement for December 2011 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(b) hereto.

(C) Series 2007-2:

On January 17, 2012 the Registrant made available the Monthly Certificateholders' Statement for December 2011 with respect to Series 2007-2, which is attached as Exhibit 99(c) hereto.

(D) Series 2007-3, Subseries 2:

On January 17, 2012 the Registrant made available the Monthly Certificateholders' Statement for December 2011 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(d) hereto.

Series 2007-CC Collateral Certificate:

On January 17, 2012, the Registrant made available the Monthly Certificateholders' Statement for December 2011 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on January 17, 2012 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 8. Other Information

Increase in Principal Amount of Class D(2009-1) Notes. On December 16, 2011, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was increased to satisfy the increase in the required subordinated amounts of DiscoverSeries Notes that would occur following the final payment date for the Series 2009-SD Certificates, which occurred on January 17, 2012. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $241,683,596, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,730,454,546. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $241,683,596. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Increase in Series Investor Interest of Series 2009-SD Certificates. On December 16, 2011, Discover Bank, pursuant to Section 2.03 of the Certificate Purchase Agreement (the “Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series Supplement, dated as of September 23, 2009, as the same may be amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee, increased the Series Investor Interest of the Series 2009-SD Certificates. The total increase in the Series Investor Interest of the Series 2009-SD Certificates was in the amount of $4,833,672, which resulted in a Series Investor Interest of the Series 2009-SD Certificates of $346,419,532. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions. The Series 2009-SD Certificates matured on January 17, 2012.

Series 2009-SD Certificates. The Series 2009-SD Certificates matured on January 17, 2012. Only principal collections collected through December 31, 2011 were available for reallocation. Monthly excess spread reported on January 17, 2012 will be the last that reflects the impact of Series 2009-SD principal collections.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2011, for Series 2005-4, Subseries 2.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2011, for Series 2006-2, Subseries 3.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2011, for Series 2007-2.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2011, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: January 17, 2012

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2011, for Series 2005-4, Subseries 2.

99	(b)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2011, for Series 2006-2, Subseries 3.

99	(c)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2011, for Series 2007-2.

99	(d)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2011, for Series 2007-3, Subseries 2.